Intangible Assets - Amortization expense (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Amortization expense related to the existing finite-lived intangible assets
2023					$ 151,321	$ 151,321
2024					134,842	134,842
2025					113,815	113,815
2026					110,232	110,232
2027					63,908	63,908
Thereafter					135,041	135,041
Total					709,159	$ 709,159
Amortization expense related to intangible assets		$ 46,500	$ 36,200	$ 23,700	$ 89,000			$ 64,600
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor